Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 30, 2016	Dec. 29, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 30, 2022	Dec. 29, 2023	Dec. 31, 2024	Dec. 31, 2025
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000		$ 102,647.4791	$ 106,283.0825	$ 106,295.1624	$ 115,560.593	$ 124,235.3046	$ 122,319.5324	$ 106,405.607	$ 112,288.6005	$ 113,692.4796	$ 121,993.0847
ICE BofA U S Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Accumulated Value	$ 100,000		$ 100,327.0877	$ 101,185.8932	$ 103,082.6262	$ 105,433.3742	$ 106,136.673	$ 106,188.8498	$ 107,734.4395	$ 113,137.2609	$ 119,078.5889	$ 124,053.4429